Foreign currency exchange gain (loss), net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Foreign currency exchange gain (loss), net
Foreign currency exchange loss, net	$ 1,400,000
Foreign currency exchange gain, net		$ 2,900,000	$ 2,000,000.0